Long-Term Investments - Schedule of Provision for Impairment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Provision for Impairment [Abstract]
Beginning balance	$ 1,170,586
Addition		1,155,411
Exchange difference	37,503	15,175
Ending balance	$ 1,208,089	$ 1,170,586